Leases (Details 2) - Operating Leases Farmlands [Member] - ARS ($) $ in Millions	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Statement [Line Items]
Future aggregate minimum lease proceeds under non-cancellable operating leases	$ 9,105	$ 6,870	$ 3,243
No later than 1 year [Member]
Statement [Line Items]
Future aggregate minimum lease proceeds under non-cancellable operating leases	2,494	1,962	1,185
Later Than 1 Year And Not Later Than 5 Years [Member]
Statement [Line Items]
Future aggregate minimum lease proceeds under non-cancellable operating leases	6,611	4,834	2,058
More Than Five 5 [Member]
Statement [Line Items]
Future aggregate minimum lease proceeds under non-cancellable operating leases	$ 0	$ 74	$ 0